Unaudited Consolidated Statement of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Preferred units Series A ($0.5625 per unit)	Preferred units Series A ($0.5625 per unit) Preferred Units Limited Partners	Preferred units Series B ($0.5313 per unit)	Preferred units Series B ($0.5313 per unit) Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	$ 1,882,597	$ 49,271	$ 1,496,107	$ 285,159	$ 2,717	$ 49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	24,125	304	14,888	$ 6,425		2,508
Other comprehensive loss	(22,240)				(21,390)	(850)
Partners' Capital Account, Distributions	11,221	224	$ 10,997				$ 2,812	$ 2,812	$ 3,613	$ 3,613
Dividends paid to non-controlling interest	(20)					(20)
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			81
Partners' Capital Account, Unit-based Payment Arrangement, Amount	827	17	$ 810
Ending balance, units at Mar. 31, 2019			78,627	11,800
Ending balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Repurchase of common units (note 13), units			(815)
Repurchase of common units (note 13)	(9,497)	(190)	$ (9,307)
Ending balance, units at Jun. 30, 2019			78,441	11,800
Ending balance at Jun. 30, 2019	1,818,687	49,056	$ 1,485,516	$ 285,159	(53,232)	52,188
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	93,528
Other comprehensive loss	(72,541)
Preferred units				$ (12,900)
Ending balance, units at Sep. 30, 2019			77,510	11,800
Ending balance at Sep. 30, 2019	1,814,712	49,303	$ 1,497,544	$ 285,159	(71,757)	54,463
Beginning balance, units at Mar. 31, 2019			78,627	11,800
Beginning balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	19,052	200	9,810	$ 6,425		2,617
Other comprehensive loss	(31,103)				(29,728)	(1,375)
Partners' Capital Account, Distributions	15,244	305	$ 14,939				2,812	2,812	3,613	3,613
Dividends paid to non-controlling interest	(35)					(35)
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			1
Partners' Capital Account, Unit-based Payment Arrangement, Amount	(128)	(3)	$ (125)
Repurchase of common units (note 13), units			(187)
Repurchase of common units (note 13)	(2,559)	(51)	$ (2,508)
Ending balance, units at Jun. 30, 2019			78,441	11,800
Ending balance at Jun. 30, 2019	1,818,687	49,056	$ 1,485,516	$ 285,159	(53,232)	52,188
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	50,351	820	40,122	6,426		2,983
Other comprehensive loss	(19,198)				(18,525)	(673)
Partners' Capital Account, Distributions	15,185	304	$ 14,881				2,813	2,813	3,613	3,613
Preferred units				$ (6,400)
Dividends paid to non-controlling interest	(35)					(35)
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			1
Partners' Capital Account, Unit-based Payment Arrangement, Amount	191	4	$ 187
Repurchase of common units (note 13), units			(932)
Repurchase of common units (note 13)	(13,673)	(273)	$ (13,400)
Ending balance, units at Sep. 30, 2019			77,510	11,800
Ending balance at Sep. 30, 2019	1,814,712	49,303	$ 1,497,544	$ 285,159	(71,757)	54,463
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(30,828)	(789)	(38,630)	$ 6,425		2,166
Other comprehensive loss	(53,897)				(51,145)	(2,752)
Partners' Capital Account, Distributions	15,013	300	$ 14,713				2,812	2,812	3,613	3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			35
Partners' Capital Account, Unit-based Payment Arrangement, Amount	212	4	$ 208
Other (note 10d)	462	12	$ 629			(179)
Repurchase of common units (note 13), units			(1,373)
Repurchase of common units (note 13)	(15,635)	(313)	$ (15,322)
Ending balance, units at Mar. 31, 2020			76,172	11,800
Ending balance at Mar. 31, 2020	1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	58,527
Other comprehensive loss	(57,538)
Preferred units				$ (19,300)
Partners' Capital Account, Unit-based Payment Arrangement, Amount		13
Ending balance, units at Sep. 30, 2020			86,951	11,800
Ending balance at Sep. 30, 2020	1,731,547	46,081	$ 1,459,599	$ 285,159	(111,967)	52,675
Beginning balance, units at Mar. 31, 2020			76,172	11,800
Beginning balance at Mar. 31, 2020	1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	49,283	713	37,796	$ 6,425		4,349
Other comprehensive loss	(8,172)				(7,856)	(316)
Partners' Capital Account, Distributions	19,432	389	$ 19,043				2,812	2,812	3,613	3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			6
Partners' Capital Account, Unit-based Payment Arrangement, Amount	$ 682		$ 669
Partners' Capital Account, Sale of Units		(2,308)	$ 2,308
Issuance of common units (notes 10e and 13), units	10,750
Ending balance, units at Jun. 30, 2020			86,928	11,800
Ending balance at Jun. 30, 2020	$ 1,718,487	45,868	$ 1,447,690	$ 285,159	(116,313)	56,083
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	40,072	595	33,255	6,425		(203)
Other comprehensive loss	4,531				4,346	185
Partners' Capital Account, Distributions	22,125	389	$ 21,736				$ 2,812	$ 2,812	$ 3,613	$ 3,613
Preferred units				$ (6,400)
Dividends paid to non-controlling interest	(3,390)					(3,390)
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			23
Partners' Capital Account, Unit-based Payment Arrangement, Amount	397	7	$ 390
Ending balance, units at Sep. 30, 2020			86,951	11,800
Ending balance at Sep. 30, 2020	$ 1,731,547	$ 46,081	$ 1,459,599	$ 285,159	$ (111,967)	$ 52,675